Leases (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2024	$ 213,482
2025	170,067
2026	38,652
Total Lease Payments	422,201
Less Imputed Interest	(8,756)
Total	$ 413,445